Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded pension plans - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets by category
International investments	$ 28	$ 25
Real estate	323	339
Loans to participants	141	160
Total	6,814	6,083
Funds not related to risk plans	(1,510)	(1,346)
Fair value of plan assets at end of year	5,304	4,737
Corporate
Assets by category
Debt securities	48	47
Government
Assets by category
Debt securities	2,716	2,447
Fixed income
Assets by category
Investments funds	2,668	2,441
Investments in equity securities
Assets by category
Investments funds	556	450
Private Equity funds
Assets by category
Structured investments	157	159
Real estate funds
Assets by category
Structured investments	177	15
Level 1
Assets by category
International investments	28	25
Total	6,128	5,363
Level 1 | Government
Assets by category
Debt securities	2,716	2,447
Level 1 | Fixed income
Assets by category
Investments funds	2,668	2,441
Level 1 | Investments in equity securities
Assets by category
Investments funds	556	450
Level 1 | Real estate funds
Assets by category
Structured investments	160
Level 2
Assets by category
Total	48	47
Level 2 | Corporate
Assets by category
Debt securities	48	47
Level 3
Assets by category
Real estate	323	339
Loans to participants	141	160
Total	638	673	$ 800
Level 3 | Private Equity funds
Assets by category
Structured investments	157	159
Level 3 | Real estate funds
Assets by category
Structured investments	$ 17	$ 15